Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 239,123,248
Depreciation	45,472,102	$ 1,386,767	$ 37,757,556	$ 41,328,374
Ending balance	279,059,037	$ 8,510,492	239,123,248
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	237,376,554
Ending balance	277,344,422		237,376,554
Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,746,694
Ending balance	1,714,615		1,746,694
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,152,668,676		1,056,441,607
Additions	76,547,787		82,436,942
Disposals	2,273,676		6,633,773
Disposal of a subsidiary	(159,686)
Transfers and reclassifications	3,394,106		24,842,622
Exchange effect	17,815,589		(4,418,722)
Ending balance	1,247,992,796		1,152,668,676	1,056,441,607
Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,372,705		4,329,670
Transfers and reclassifications	17,166		54,469
Exchange effect	23,671		(11,434)
Ending balance	4,413,542		4,372,705	4,329,670
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(915,292,122)		(887,277,788)
Depreciation	44,720,023		36,948,137
Disposals	(2,226,859)		(6,592,557)
Disposal of a subsidiary	(47,139)
Exchange effect	12,910,227		(2,341,246)
Ending balance	(970,648,374)		(915,292,122)	(887,277,788)
Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,626,011)		(2,511,423)
Depreciation	53,428		118,339
Exchange effect	19,488		(3,751)
Ending balance	(2,698,927)		(2,626,011)	(2,511,423)
Land [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,430,338
Ending balance	1,410,796		1,430,338
Land [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	539,703
Ending balance	536,721		539,703
Land [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,430,338		1,470,216
Additions	0
Disposals	0
Transfers and reclassifications	0
Exchange effect	(19,542)		(39,878)
Ending balance	1,410,796		1,430,338	1,470,216
Land [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	539,703		545,787
Transfers and reclassifications	0
Exchange effect	(2,982)		(6,084)
Ending balance	536,721		539,703	545,787
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation	0
Disposals	0
Exchange effect	0
Ending balance	0		0	0
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation	0
Exchange effect	0
Ending balance	0		0	0
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,341,723
Ending balance	39,913,012		14,341,723
Buildings [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,143,849
Ending balance	1,113,806		1,143,849
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,369,863		37,597,769
Additions	32,999		223,177
Disposals	1,019		12,160
Disposal of a subsidiary	(119,322)
Transfers and reclassifications	26,772,957		902,122
Exchange effect	532,534		(341,045)
Ending balance	65,588,012		38,369,863	37,597,769
Buildings [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,440,917		2,443,247
Transfers and reclassifications	2,000
Exchange effect	18,095		(2,330)
Ending balance	2,461,012		2,440,917	2,443,247
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24,028,140)		(22,731,506)
Depreciation	1,474,732		1,416,727
Disposals	(109)		(12,160)
Disposal of a subsidiary	(27,083)
Exchange effect	199,320		(107,933)
Ending balance	(25,675,000)		(24,028,140)	(22,731,506)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,297,068)		(1,202,812)
Depreciation	39,193		94,944
Exchange effect	10,945		(688)
Ending balance	(1,347,206)		(1,297,068)	(1,202,812)
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	137,410,147
Ending balance	189,236,936		137,410,147
Machinery and equipment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0		0
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,021,498,821		953,819,688
Additions	0
Disposals	2,198,549		6,475,636
Transfers and reclassifications	93,484,809		77,170,979
Exchange effect	13,761,646		(3,016,210)
Ending balance	1,126,546,727		1,021,498,821	953,819,688
Machinery and equipment [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,345		6,345
Transfers and reclassifications	0
Exchange effect	0
Ending balance	6,345		6,345	6,345
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(884,088,674)		(857,737,785)
Depreciation	42,716,755		35,031,869
Disposals	(2,153,787)		(6,468,067)
Exchange effect	12,658,149		(2,212,913)
Ending balance	(937,309,791)		(884,088,674)	(857,737,785)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,345)		(6,345)
Depreciation	0
Exchange effect	0
Ending balance	(6,345)		(6,345)	(6,345)
Transportation equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,455
Ending balance	16,287		15,455
Transportation equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,712		64,923
Additions	0
Disposals	0
Transfers and reclassifications	5,087		7,104
Exchange effect	1,221		(315)
Ending balance	78,020		71,712	64,923
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(56,257)		(51,597)
Depreciation	4,663		4,924
Disposals	0
Exchange effect	813		(264)
Ending balance	(61,733)		(56,257)	(51,597)
Furniture and fixtures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,817,455
Ending balance	1,998,846		1,817,455
Furniture and fixtures [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	63,142
Ending balance	64,088		63,142
Furniture and fixtures [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,873,468		8,061,993
Additions	0
Disposals	73,357		112,396
Disposal of a subsidiary	(40,364)
Transfers and reclassifications	717,154		953,582
Exchange effect	56,331		(29,711)
Ending balance	9,533,232		8,873,468	8,061,993
Furniture and fixtures [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,385,740		1,334,291
Transfers and reclassifications	15,166		54,469
Exchange effect	8,558		(3,020)
Ending balance	1,409,464		1,385,740	1,334,291
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,056,013)		(6,697,517)
Depreciation	521,994		490,468
Disposals	(72,920)		(112,330)
Disposal of a subsidiary	(20,056)
Exchange effect	49,355		(19,642)
Ending balance	(7,534,386)		(7,056,013)	(6,697,517)
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,322,598)		(1,302,266)
Depreciation	14,235		23,395
Exchange effect	8,543		(3,063)
Ending balance	(1,345,376)		(1,322,598)	(1,302,266)
Leasehold improvement [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,785
Ending balance	943		2,785
Leasehold improvement [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,823		63,075
Additions	0
Disposals	43
Transfers and reclassifications	0		3,379
Exchange effect	2,627		(631)
Ending balance	68,407		65,823	63,075
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(63,038)		(59,383)
Depreciation	1,879		4,149
Disposals	(43)
Exchange effect	2,590		(494)
Ending balance	(67,464)		(63,038)	(59,383)
Construction in progress and equipment awaiting inspection [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	82,358,651
Ending balance	44,767,602		82,358,651
Construction in progress and equipment awaiting inspection [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	82,358,651		55,363,943
Additions	76,514,788		82,213,765
Disposals	708		33,581
Transfers and reclassifications	(117,585,901)		(54,194,544)
Exchange effect	3,480,772		(990,932)
Ending balance	44,767,602		82,358,651	55,363,943
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation	0
Disposals	0
Exchange effect	0
Ending balance	$ 0		$ 0	$ 0